Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Financial assets	$ 168,785	$ 152,785
Financial assets, at fair value	175,070	156,591
Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	912	1,227
Financial assets, at fair value	17	29
Single name credit default swap contracts: | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	912	1,227
Financial assets, at fair value	17	29
Single name credit default swap contracts: | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	38	45
Financial assets, at fair value	1	1
Single name credit default swap contracts: | A | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	325	574
Financial assets, at fair value	4	9
Single name credit default swap contracts: | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	530	608
Financial assets, at fair value	12	19
Single name credit default swap contracts: | BB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	19	0
Financial assets, at fair value	$ 0	$ 0